Operating leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating Lease, Right-of-Use Asset	$ 139,735		$ 27,825
Charter In Vessels [Member]
Operating Lease, Expense	9,396	$ 5,960
Office Rental [Member]
Operating Lease, Right-of-Use Asset	$ 3,412		277
Operating Lease, Weighted Average Discount Rate, Percent	6.70%
Operating Lease, Weighted Average Remaining Lease Term	3 years 9 months
Operating Lease, Expense	$ 241	$ 255
Charter In Vessels [Member]
Operating Lease, Right-of-Use Asset	$ 136,323		$ 27,548
Operating Lease, Weighted Average Discount Rate, Percent	5.30%
Operating Lease, Weighted Average Remaining Lease Term	6 years 3 months 25 days